Related Party Transaction and Balance	12 Months Ended
Mar. 31, 2025
Related Party Transaction and Balance [Abstract]
Related Party Transaction and Balance

12. Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Chan Sze Ho	Director of the Company
Cheung Yuk Shan	Spouse of Shum Ngan, Sammy, the director of the Company
Fong Wai Lok, Raymond	Former director of the Company, resigned as a director and appointed as a consultant of the Company effective April 1, 2024
I Win Growth SPC - Fund 1 SP	Fund managed by IWAML
Lau Kam Yan, Karen	Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of March 31, 2025, 2024 and 2023, and the sole director of Oriental Moon Tree Limited
Lobster Financial Holdings Limited	10% shareholder of Oriental Moon Tree Limited as of March 31, 2025, 2024 and 2023
Oriental Moon Tree Limited	59.2% shareholder of the Company
Shum Ngan, Sammy	Director of the Company
Tse Tim	Spouse of Lau Kam Yan, Karen, the Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of March 31, 2025, 2024 and 2023
Wu Hin Lun	Controlling party of Capital Hero Global Limited, which is 14% shareholder of Oriental Moon Tree Limited as of March 31, 2025, 2024 and 2023
Zhu Jian Guo	Father of Zhu Yun, the controlling party of Lobster Financial Holdings Limited
Zhu Yun	Controlling party of Lobster Financial Holdings Limited as of March 31, 2025, 2024 and 2023 and spouse of former director Fong Wai Lok, Raymond

b. Transactions with related parties

			For the Years Ended March 31,
Name	Nature		2025	2024	2023
Chan Sze Ho	(1)	Brokerage commission	$-	$50	$-
Cheung Yuk Shan	(1)	Brokerage commission	20	96	1,665
I Win Growth SPC - Fund 1 SP	(1)	Brokerage commission	-	-	9,685
Lau Kam Yan, Karen	(1)	Brokerage commission	78	50	3,820
Lobster Financial Holdings Limited	(1)	Brokerage commission	-	-	1,212
Tse Tim	(1)	Brokerage commission	26,357	5,528	71,605
Wu Hin Lun	(1)	Brokerage commission	425	1,395	312
Zhu Jian Guo	(1)	Brokerage commission	-	-	265
Zhu Yun	(1)	Brokerage commission	-	-	1,179
Total			$26,880	$7,119	$89,743

Cheung Yuk Shan	(2)	Handling income on custodian service	$-	$2,058	$2,262
Zhu Jian Guo	(2)	Handling income on custodian service	-	20	-
Chan Sze Ho	(3)	Handling income on dividend collection	-	10	-
Tse Tim	(3)	Handling income on dividend collection	-	1	13
Wu Hin Lun	(3)	Handling income on dividend collection	-	41	-
Total			$-	$2,130	$2,275

I Win Growth SPC - Fund 1 SP	(4)	Investment management fee income	$-	$-	$2,840

Cheung Yuk Shan	(5)	Interest income and other	$-	$-	$57
I Win Growth SPC - Fund 1 SP	(5)	Interest income and other	-	-	4,117
Lau Kam Yan, Karen	(5)	Interest income and other	-	-	1
Lobster Financial Holdings Limited	(5)	Interest income and other	-	-	271
Tse Tim	(5)	Interest income and other	2,280	1,422	4,897
Wu Hin Lun	(5)	Interest income and other	-	16	9
Zhu Jian Guo	(5)	Interest income and other	-	-	782
Zhu Yun	(5)	Interest income and other	-	-	28
Total			$2,280	$1,438	$10,162

(1)	The amounts for the years ended March 31, 2025, 2024 and 2023 represented fees and commissions from securities brokerage services based on a fixed rate for each transaction.
(2)	The amounts for the years ended March 31, 2024 and 2023 represented handling income from custodian services rendered.
(3)	The amounts for the years ended March 31, 2024 and 2023 represented handling income from dividend collection services rendered.
(4)	The amounts for the year ended March 31, 2023 represented income from investment management services rendered.
(5)	The amounts for the years ended March 31, 2025, 2024 and 2023 represented interests charged on overdue receivables from related parties arising from brokerage transactions.

c. Balance with related parties

			As of March 31,
Name	Nature		2025	2024
Tse Tim	(1)	Receivables from customers	$1,183	$3,740

Oriental Moon Tree Limited	(2)	Amounts due from related party	$-	$3,895

Cheung Yuk Shan	(3)	Payables to customers	$80,843	$63,845
Fong Wai Lok, Raymond	(3)	Payables to customers	36	-
Lau Kam Yan, Karen	(3)	Payables to customers	17,180	41,727
Tse Tim	(3)	Payables to customers	74,311	390.382
Wu Hin Lun	(3)	Payables to customers	1,028	57,748
Zhu Jian Guo	(3)	Payables to customers	2,889	2,872
Zhu Yun	(3)	Payables to customers	80	78,675
Total			$176,367	$635,249

Oriental Moon Tree Limited	(4)	Amounts due to related parties	$218,513	$-
Shum Ngan, Sammy	(5)	Amounts due to related parties	41,551	-
Total			$260,064	$-

(1)	The balance as of March 31, 2025 and 2024 represented amounts overdue on brokerage transactions which passed the settlement dates, before allowance for expected credit losses. The balances were fully settled subsequently.
(2)	The balance as of March 31, 2024 represented advance to shareholders for operational purpose, before allowance for expected credit losses. The balance was unsecured, non-interest bearing and repayable on demand. As of the date of these consolidated financial statements, the balance was fully settled subsequently.
(3)	The balances as of March 31, 2025 and 2024 represented cash deposits received from the related parties and payables arising from unsettled trades on trade-date basis.
(4)	The balances as of March 31, 2025 represented the advance from shareholder for operational purposes. The balance was unsecured, non-interest bearing and repayable on demand.
(5)	The balance as of March 31, 2025 represented accrued brokerage, clearing and exchange fees payable to director.